DEBT AND CREDIT FACILITIES - OTHER LONG-TERM DEBT (Details) - USD ($) $ in Millions	1 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jan. 31, 2017	Dec. 14, 2016	Oct. 31, 2016	Sep. 26, 2016	Sep. 12, 2016	Jul. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disposal Group Disposed of by Sale [Member]
Debt Instrument [Line Items]
Cash	$ 2									$ 10
Sempra South American Utilities [Member] | Corporate Bonds Due in 2025 [Member]
Debt Instrument [Line Items]
Stated percentage rate								6.50%
Sempra Mexico [Member] | GdC [Member]
Debt Instrument [Line Items]
Debt acquired						$ 315
Current portion of debt acquired						$ 49
Sempra Mexico [Member] | Ventika [Member]
Debt Instrument [Line Items]
Debt acquired				$ 478
Current portion of debt acquired				$ 7
Sempra LNG & MIdstream [Member] | Disposal Group Disposed of by Sale [Member] | Energy South [Member]
Debt Instrument [Line Items]
Proceeds from sale							$ 318
Cash							2
Debt transferred							$ 67
Sempra LNG & MIdstream [Member] | Mobile Gas [Member] | Disposal Group Disposed of by Sale [Member] | Energy South [Member] | 4.14% First Mortgage Bonds [Member]
Debt Instrument [Line Items]
Stated percentage rate							4.14%
Debt transferred							$ 20
Sempra LNG & MIdstream [Member] | Mobile Gas [Member] | Disposal Group Disposed of by Sale [Member] | Energy South [Member] | 5% First Mortgage Bonds [Member]
Debt Instrument [Line Items]
Stated percentage rate							5.00%
Debt transferred							$ 42
Sempra LNG & MIdstream [Member] | Willmut Gas [Member] | Disposal Group Disposed of by Sale [Member] | Energy South [Member] | 3.1% Notes Payable [Member]
Debt Instrument [Line Items]
Stated percentage rate							3.10%
Debt transferred							$ 5
Sempra Energy [Member] | Other Long-term Debt, Due October 2019 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 500				$ 500				$ 0
Stated percentage rate	1.625%				1.625%
Luz Del Sur [Member] | Sempra South American Utilities [Member] | Corporate Bonds Due in 2025 [Member]
Debt Instrument [Line Items]
Gross long-term debt								$ 50
IEnova [Member] | Sempra Mexico [Member] | GdC [Member]
Debt Instrument [Line Items]
Acquired percentage interest		50.00%				50.00%
Debt acquired		$ 364
Current portion of debt acquired		$ 49
IEnova [Member] | Sempra Mexico [Member] | Ventika [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 481
Effective percentage rate	6.30%
Acquired percentage interest				100.00%
Debt acquired	$ 485
Current portion of debt acquired	7
IEnova [Member] | Sempra Mexico [Member] | Ventika [Member] | Year 2024 [Member]
Debt Instrument [Line Items]
Debt acquired	113
IEnova [Member] | Sempra Mexico [Member] | Ventika [Member] | Matures in March 2032 [Member]
Debt Instrument [Line Items]
Debt acquired	372
IEnova [Member] | Sempra Mexico [Member] | Ventika [Member] | Other Long Term Debt, Payable Currently Through May 2032 [Member]
Debt Instrument [Line Items]
Long-term debt subject to fixed rate	$ 254
Stated percentage rate	3.64%
Effective percentage rate	6.67%
IEnova [Member] | Sempra Mexico [Member] | Ventika [Member] | Other Long Term Debt, Payable Currently Through May 2032 [Member] | Credit Spread [Member]
Debt Instrument [Line Items]
Variable percentage rate	3.03%
IEnova [Member] | Sempra Mexico [Member] | Ventika [Member] | Other Long Term Debt, Variable Rate, Payable Through May 2032, Subject to Hedging [Member]
Debt Instrument [Line Items]
Long-term debt subject to variable rate	$ 187
IEnova [Member] | Sempra Mexico [Member] | Ventika [Member] | Other Long Term Debt, Variable Rate, Payable Through May 2032, Not Subject to Hedging [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Long-term debt subject to variable rate	$ 40
Variable percentage rate	3.03%
Effective percentage rate	3.99%
IEnova [Member] | Sempra Mexico [Member] | Ventika [Member] | Other Long Term Debt, Variable Rate, Payable Through May 2032 [Member]
Debt Instrument [Line Items]
Long-term debt subject to variable rate	$ 227
IEnova [Member] | Sempra Mexico [Member] | Minimum [Member] | GdC [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Variable percentage rate		2.00%
IEnova [Member] | Sempra Mexico [Member] | Minimum [Member] | Ventika [Member] | Other Long Term Debt, Payable Currently Through May 2032 [Member] | Credit Spread [Member]
Debt Instrument [Line Items]
Variable percentage rate	3.03%
IEnova [Member] | Sempra Mexico [Member] | Maximum [Member] | GdC [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Variable percentage rate		2.75%
IEnova [Member] | Sempra Mexico [Member] | Maximum [Member] | Ventika [Member] | Other Long Term Debt, Payable Currently Through May 2032 [Member] | Credit Spread [Member]
Debt Instrument [Line Items]
Variable percentage rate	3.93%
IEnova [Member] | Sempra Mexico [Member] | Interest Rate Swap [Member] | GdC [Member]
Debt Instrument [Line Items]
Hedging rate		2.63%
IEnova [Member] | Sempra Mexico [Member] | Interest Rate Swap [Member] | Ventika [Member] | Other Long Term Debt, Variable Rate, Payable Through May 2032, Subject to Hedging [Member]
Debt Instrument [Line Items]
Hedging rate	3.26%
Effective percentage rate	6.29%
IEnova [Member] | Sempra Mexico [Member] | Interest Rate Swap [Member] | Ventika [Member] | Other Long Term Debt, Variable Rate, Payable Through May 2032, Subject to Hedging [Member] | Credit Spread [Member]
Debt Instrument [Line Items]
Variable percentage rate	3.03%
Sempra Mexico [Member] | Other Long Term Debt, Payable Currently Through May 2032 [Member]
Debt Instrument [Line Items]
Long-term debt subject to fixed rate	$ 254
Gross long-term debt	$ 481								$ 0
Effective percentage rate	6.67%
Subsequent Event [Member] | Sempra South American Utilities [Member] | Corporate Bonds Due in 2023 [Member]
Debt Instrument [Line Items]
Stated percentage rate			6.375%
Subsequent Event [Member] | Luz Del Sur [Member] | Sempra South American Utilities [Member] | Corporate Bonds Due in 2023 [Member]
Debt Instrument [Line Items]
Gross long-term debt			$ 50